Employee Stock And Incentive Plan (Summary Of Stock Option Transactions) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Shares	15,212,000	63,306,000	195,056,000
Exercised, Shares	(833,437,000)	(424,490,000)	(464,696,000)
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of period, Shares	3,376,960
Forfeited, Shares	(9,015)
Expired, Shares	(37,226)
Exercised, Shares	(833,437)
Outstanding at end of period, Shares	2,497,282
Exercisable at end of period, Shares	2,354,533
Outstanding at beginning of period, Weighted Average Exercise Price	20.03
Forfeited, Weighted Average Exercise Price	17.60
Expired, Weighted Average Exercise Price	24.25
Exercised, Weighted Average Exercise Price	17.51
Outstanding at end of period, Weighted Average Exercise Price	20.81
Exercisable at end of period, Weighted Average Exercise Price	21.03
Outstanding at end of period, Weighted Average Remaining Life (years)	4 years 2 months 12 days
Exercisable at end of period, Weighted Average Remaining Life (years)	4 years
Outstanding at end of period, Aggregate Intrinsic Value	13,243
Exercisable at end of period, Aggregate Intrinsic Value	12,061